UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund:  BlackRock FundsSM

BlackRock Advantage Small Cap Growth Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock FundsSM, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2022

Date of reporting period: 03/31/2022

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.

MARCH 31, 2022

2022 Semi-Annual Report (Unaudited)

BlackRock FundsSM

•	BlackRock Advantage Small Cap Growth Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of March 31, 2022 saw a continuation of the resurgent growth that followed the initial coronavirus (or “COVID-19”) pandemic reopening, albeit at a slower pace. The global economy weathered the emergence of several variant strains and the resulting peaks and troughs in infections amid optimism that increasing vaccinations and economic adaptation could help contain the pandemic’s disruptions. However, rapid changes in consumer spending led to supply constraints and elevated inflation. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the invasion has presented challenges for both investors and policymakers.

Equity prices were mixed, as persistently high inflation drove investors’ expectations for higher interest rates, which particularly weighed on relatively high valuation growth stocks and economically sensitive small-capitalization stocks. Overall, small-capitalization U.S. stocks declined, while large-capitalization U.S. stocks posted a strong advance. International equities from developed markets gained slightly, although emerging market stocks declined, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose during the reporting period as the economy expanded rapidly and inflation reached its highest annualized reading in decades. The corporate bond market also faced inflationary headwinds, although the improving economy assuaged credit concerns and high-yield corporate bonds consequently declined less than investment-grade corporate bonds.

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is growing faster than expected, raised interest rates in March 2022, the first increase of this business cycle. Furthermore, the Fed wound down its bond-buying programs and raised the prospect of reversing the flow and reducing its balance sheet. Continued high inflation and the Fed’s new tone led many analysts to anticipate that the Fed will continue to raise interest rates multiple times throughout the year.

Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy, leading to major volatility in energy and metal markets. Sanctions on Russia, Europe’s top energy supplier, and general wartime disruption are likely to drive already-high commodity prices even higher. Sharp increases in energy prices will exacerbate inflationary pressure while also constraining economic growth. Combating inflation without stifling a recovery, while buffering against ongoing supply and price shocks amid the ebb and flow of the pandemic, will be an especially challenging environment for setting effective monetary policy. Despite the likelihood of more rate increases on the horizon, we believe the Fed will err on the side of protecting employment, even at the expense of higher inflation.

In this environment, we favor an overweight to equities, as valuations have become more attractive and inflation-adjusted interest rates remain low. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long term. We favor U.S. equities due to strong earnings momentum, while Japanese equities should benefit from supportive monetary and fiscal policy. We are underweight credit overall, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities for additional yield. We believe that international diversification and a focus on sustainability and quality can help provide portfolio resilience.

Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of March 31, 2022
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	5.92%	15.65%
U.S. small cap equities (Russell 2000® Index)	(5.55)	(5.79)
International equities (MSCI Europe, Australasia, Far East Index)	(3.38)	1.16
Emerging market equities (MSCI Emerging Markets Index)	(8.20)	(11.37)
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.05	0.07
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(6.04)	(3.31)
U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(5.92)	(4.15)
Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(5.55)	(4.47)
U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(4.16)	(0.66)
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of March 31, 2022	BlackRock Advantage Small Cap Growth Fund

Investment Objective

BlackRock Advantage Small Cap Growth Fund’s (the “Fund”) investment objective is to seek long-term capital growth.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended March 31, 2022, the Fund outperformed its benchmark, the Russell 2000® Growth Index.

What factors influenced performance?

The Fund performed well during the period despite encountering changeable market conditions. Early in the period, U.S. stocks rose toward all-time highs as secular growth themes reasserted themselves during October and November 2021. Investors also focused on inflation, as the Consumer Price Index hit its highest level since 1982 and prompted a rotation back to value styles during December 2021 that persisted through period-end. Investor preferences shifted from richly priced growth names toward businesses with pricing power. Late in the period, U.S. stocks weakened due to inflation concerns and monetary policy normalization, and the Russian invasion of Ukraine led to a surge in commodity prices amid new supply concerns. With investors believing that central banks were late responding to rising prices, interest rates on shorter-duration bonds rose sharply, resulting in a brief inversion in the yield curve. This adverse signal for economic growth underscored the prevailing cautious tone, and small-cap stocks underperformed large-cap stocks. Notably, though, markets partially recovered in March 2022 amid investor hopes for a de-escalation in Ukraine and the perception of stocks as being a better asset to defend against rampant inflation.

More traditional fundamental and stability-related measures were key contributors to performance, positioning the Fund correctly amid the ongoing market pivot toward value styles through period-end. Stability-related measures performed best overall, led by an insight that captures investor preferences for low-risk securities. Collectively, these measures captured the risk-off tone of the market. Given the prevailing value style preference, several fundamental measures also performed well, such as those identifying attractively priced growth stocks. Specifically, an insight comparing stocks by earnings yields was additive, motivating an underweight position in healthcare.

In addition, faster-moving sentiment measures contributed to performance, as they captured the sharp rotation away from secular growth themes. Specifically, text analyses of company executive commentaries to capture short-term results and long-term fundamentals performed well. Elsewhere, macro-thematic insights evaluating supply chain sensitivity and business-to-business invoicing correctly positioned the Fund as commodity prices rose, motivating an underweight position in the building products industry.

Despite overall outperformance, the Fund unsurprisingly saw certain insights struggle during the sharp inflection points during the period. Environmental, Social, and Governance (“ESG”) related signals, which have more of a growth orientation, declined as they ran counter to the market’s value style rally in December 2021 and suffered in a rising oil price environment. The strong shift in sentiment overwhelmed the Fund’s broader ESG measures related to the energy transition. Specifically, environmental ESG insights evaluating flows into ESG investment products and insights looking at companies based on greenhouse gas measures proved ill-positioned. Similarly, human capital ESG insights evaluating corporate culture and employee sentiment also weighed on performance. Elsewhere, fundamental quality-related measures, such as those looking at founder-led firms and board turnover, detracted due to the value style preference as they also have a growth orientation.

Describe recent portfolio activity.

The Fund maintained a balanced allocation of risk across all major drivers of return during the period. However, there were several new stock selection insights added to the Fund. The Fund built upon its existing alternative data capabilities by adding an insight capturing brand sentiment around retail names. Additionally, given the dynamic nature of the current market environment, the Fund instituted enhanced signal constructs to identify emerging trends, such as sentiment surrounding supply chain disruptions and wage inflation.

Describe portfolio positioning at period end.

Relative to the Russell 2000® Growth Index, the Fund’s positioning remained largely sector-neutral. The Fund maintained slight overweight positions in consumer discretionary companies and industrials, while maintaining slight underweight positions in the consumer staples and information technology sectors.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of March 31, 2022 (continued)	BlackRock Advantage Small Cap Growth Fund

Performance

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	(12.16)%	(13.33)%	N/A	11.11%	N/A	10.67%	N/A
Investor A	(12.21)	(13.51)	(18.05)%	10.84	9.65%	10.36	9.77%
Class K	(12.11)	(13.29)	N/A	11.15	N/A	10.69	N/A
Class R	(12.37)	(13.76)	N/A	10.56	N/A	10.12	N/A
Russell 2000® Growth Index(c)	(12.62)	(14.33)	N/A	10.33	N/A	11.21	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small cap companies and at least 80% of its net assets (plus any borrowings for investment purposes) in securities or instruments of issuers located in the United States.

(c)

An index that measures performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-value ratios and higher forecasted growth values.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical 5% Return
	Beginning Account Value (10/01/21)	Ending Account Value (03/31/22)	Expenses Paid During the Period(a)	Beginning Account Value (10/01/21)	Ending Account Value (03/31/22)	Expenses Paid During the Period(a)	Annualized Expense Ratio
Institutional	$ 1,000.00	$ 878.40	$ 2.34	$ 1,000.00	$ 1,022.44	$ 2.52	0.50%
Investor A	1,000.00	877.90	3.51	1,000.00	1,021.19	3.78	0.75
Class K	1,000.00	878.90	2.11	1,000.00	1,022.69	2.27	0.45
Class R	1,000.00	876.30	4.68	1,000.00	1,019.94	5.04	1.00

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

F U N D S U M M A R Y	5

Fund Summary as of March 31, 2022 (continued)	BlackRock Advantage Small Cap Growth Fund

Portfolio Information

TEN LARGEST HOLDINGS

Security(a)	Percent of Net Assets
Lattice Semiconductor Corp.	2%
EastGroup Properties, Inc.	1
Silicon Laboratories, Inc.	1
Tetra Tech, Inc.	1
Franklin Electric Co., Inc.	1
EMCOR Group, Inc.	1
Varonis Systems, Inc.	1
Applied Industrial Technologies, Inc.	1
Power Integrations, Inc.	1
Insperity, Inc.	1

SECTOR ALLOCATION

Sector(b)	Percent of Net Assets
Health Care	25%
Information Technology	23
Industrials	15
Consumer Discretionary	14
Financials	5
Materials	4
Energy	4
Real Estate	3
Consumer Staples	3
Communication Services	2
Utilities	1
Short-Term Securities	9
Liabilities in Excess of Other Assets	(8)

(a)	Excludes short-term investments.
(b)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

6	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Class K Shares performance shown prior to the Class K Shares inception date of January 25, 2018 is that of Institutional Shares. The performance of the Fund’s Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Class R Shares are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans. Class R Shares performance shown prior to the Class R Shares inception date of March 2, 2018 is that of Institutional Shares and was restated to reflect Class R Shares fees.

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance tables assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver(s) and/or reimbursement(s), the Fund’s performance would have been lower. With respect to the Fund’s voluntary waiver(s), if any, the Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued at any time. With respect to the Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S / D E R I V A T I V E F I N A N C I A L I N S T R U M E N T S	7

Schedule of Investments (unaudited) March 31, 2022	BlackRock Advantage Small Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.3%
Aerojet Rocketdyne Holdings, Inc.(a)	68,945	$2,712,986

Air Freight & Logistics — 0.4%
Hub Group, Inc., Class A(a)	48,098	3,713,647

Auto Components — 1.5%
Adient PLC(a)	3,281	133,766
Dana, Inc.	6,586	115,716
Dorman Products, Inc.(a)	6,268	595,648
Fox Factory Holding Corp.(a)	29,869	2,925,669
Goodyear Tire & Rubber Co.(a)	134,997	1,929,107
LCI Industries	31,518	3,271,884
Patrick Industries, Inc.	33,249	2,004,915
Tenneco, Inc., Class A(a)	15,506	284,070
Visteon Corp.(a)	15,480	1,689,332
XPEL, Inc.(a)(b)	17,951	944,402

		13,894,509

Automobiles — 0.5%
Fisker, Inc.(a)(b)	90,840	1,171,836
Winnebago Industries, Inc.	68,431	3,697,327

		4,869,163

Banks — 1.1%
Capital City Bank Group, Inc.	1,600	42,176
First Financial Bankshares, Inc.	72,161	3,183,743
First Interstate BancSystem, Inc., Class A	77,451	2,847,873
Glacier Bancorp, Inc.	10,170	511,348
Hancock Whitney Corp.	3,018	157,389
Heartland Financial USA, Inc.	3,616	172,953
Salisbury Bancorp, Inc.	6	336
Silvergate Capital Corp., Class A(a)	11,342	1,707,765
SouthState Corp.	14,596	1,190,888

		9,814,471

Beverages — 0.1%
Celsius Holdings, Inc.(a)	15,780	870,740
MGP Ingredients, Inc.	3,093	264,730

		1,135,470

Biotechnology — 10.1%
89bio, Inc.(a)	9,698	36,561
ACADIA Pharmaceuticals, Inc.(a)	80,690	1,954,312
Affimed NV(a)	169,179	739,312
Agenus, Inc.(a)(b)	307,867	757,353
Akebia Therapeutics, Inc.(a)	104,037	74,688
Akero Therapeutics, Inc.(a)	24,190	343,256
Albireo Pharma, Inc.(a)	4,919	146,734
Alector, Inc.(a)(b)	76,594	1,091,464
Aligos Therapeutics, Inc.(a)	20,415	43,892
Alkermes PLC(a)	139,142	3,660,826
Allogene Therapeutics, Inc.(a)	70,184	639,376
Allovir, Inc.(a)	7,891	53,264
Amicus Therapeutics, Inc.(a)	156,035	1,477,651
Anavex Life Sciences Corp.(a)	22,639	278,686
Apellis Pharmaceuticals, Inc.(a)	45,012	2,287,060
Applied Molecular Transport, Inc.(a)(b)	30,636	230,383
Arcutis Biotherapeutics, Inc.(a)	34,010	655,033
Arrowhead Pharmaceuticals, Inc.(a)	54,219	2,493,532
Atara Biotherapeutics, Inc.(a)	59,762	555,189
Athenex, Inc.(a)	80,705	66,945
Athersys, Inc.(a)	325,111	196,855
Atossa Therapeutics, Inc.(a)	40,078	50,097
Avid Bioservices, Inc.(a)(b)	6,666	135,786

Security	Shares	Value

Biotechnology (continued)
Avidity Biosciences, Inc.(a)	23,866	$440,805
Avrobio, Inc.(a)	29,981	39,575
Beam Therapeutics, Inc.(a)	25,362	1,453,243
Beyondspring, Inc.(a)(b)	37,101	81,622
BioAtla, Inc.(a)	3,885	19,425
BioCryst Pharmaceuticals, Inc.(a)	15,577	253,282
Biohaven Pharmaceutical Holding Co. Ltd.(a)	19,195	2,275,951
Bioxcel Therapeutics, Inc.(a)	6,222	130,102
Blueprint Medicines Corp.(a)	50,233	3,208,884
Bolt Biotherapeutics, Inc.(a)	12,244	33,549
Bridgebio Pharma, Inc.(a)(b)	101,306	1,028,256
C4 Therapeutics, Inc.(a)	43,266	1,049,633
Calithera Biosciences, Inc.(a)	10,715	4,329
CareDx, Inc.(a)	24,462	904,849
Caribou Biosciences, Inc.(a)	8,513	78,149
Cerevel Therapeutics Holdings, Inc.(a)	7,113	249,026
Checkmate Pharmaceuticals, Inc.(a)(b)	17,089	54,514
Chinook Therapeutics, Inc.(a)	18,964	310,251
Clovis Oncology, Inc.(a)	145,316	293,538
Codiak Biosciences, Inc.(a)	11,041	69,227
Coherus Biosciences, Inc.(a)	99,601	1,285,849
Crinetics Pharmaceuticals, Inc.(a)	15,058	330,523
Cue Biopharma, Inc.(a)	47,675	232,654
Cullinan Oncology, Inc.(a)	7,168	75,049
Cytokinetics, Inc.(a)	29,148	1,072,938
Deciphera Pharmaceuticals, Inc.(a)	105,996	982,583
Denali Therapeutics, Inc.(a)	83,708	2,692,886
Dynavax Technologies Corp.(a)	59,269	642,476
Editas Medicine, Inc.(a)(b)	91,590	1,742,042
Eiger BioPharmaceuticals, Inc.(a)	24,710	205,093
Emergent BioSolutions, Inc.(a)	20,847	855,978
Enanta Pharmaceuticals, Inc.(a)	12,464	887,188
Fate Therapeutics, Inc.(a)	72,692	2,818,269
FibroGen, Inc.(a)	56,137	674,767
Foghorn Therapeutics, Inc.(a)(b)	21,233	323,379
Frequency Therapeutics, Inc.(a)	21,815	46,248
G1 Therapeutics, Inc.(a)(b)	47,907	364,093
Galera Therapeutics, Inc.(a)	21,379	50,882
Global Blood Therapeutics, Inc.(a)(b)	32,038	1,109,796
Gritstone bio, Inc.(a)	18,022	74,251
Halozyme Therapeutics, Inc.(a)	119,421	4,762,509
Harpoon Therapeutics, Inc.(a)	29,325	145,745
Heron Therapeutics, Inc.(a)(b)	193,455	1,106,563
ImmunityBio, Inc.(a)	9,849	55,253
ImmunoGen, Inc.(a)(b)	63,424	301,898
Impel Neuropharma, Inc.(a)(b)	10,172	64,796
Infinity Pharmaceuticals, Inc.(a)(b)	52,797	60,189
Inhibrx, Inc.(a)(b)	11,532	256,933
Inovio Pharmaceuticals, Inc.(a)	55,118	197,874
Insmed, Inc.(a)	99,504	2,338,344
Intellia Therapeutics, Inc.(a)	45,618	3,315,060
Intercept Pharmaceuticals, Inc.(a)(b)	60,582	985,669
Ironwood Pharmaceuticals, Inc.(a)	175,567	2,208,633
Karuna Therapeutics, Inc.(a)	8,615	1,092,296
Karyopharm Therapeutics, Inc.(a)	167,960	1,237,865
Kiniksa Pharmaceuticals Ltd., Class A(a)	78,292	778,222
Kinnate Biopharma, Inc.(a)	12,552	141,336
Kodiak Sciences, Inc.(a)	50,269	388,077
Kymera Therapeutics, Inc.(a)	10,935	462,769
MacroGenics, Inc.(a)	61,819	544,625
Madrigal Pharmaceuticals, Inc.(a)	3,226	316,535
Magenta Therapeutics, Inc.(a)(b)	17,340	50,286

8	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Advantage Small Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
MannKind Corp.(a)	177,732	$654,054
Mirum Pharmaceuticals, Inc.(a)	26,552	584,675
Natera, Inc.(a)	4,354	177,121
NextCure, Inc.(a)(b)	62,220	302,389
Ocugen, Inc.(a)(b)	120,497	397,640
Olema Pharmaceuticals, Inc.(a)(b)	9,987	42,545
OPKO Health, Inc.(a)	76,417	262,874
Organogenesis Holdings, Inc.(a)	49,533	377,441
Oyster Point Pharma, Inc.(a)	39,844	463,784
Passage Bio, Inc.(a)	25,527	79,134
PMV Pharmaceuticals, Inc.(a)	16,018	333,495
Poseida Therapeutics, Inc.(a)	74,481	333,675
Precision BioSciences, Inc.(a)	93,688	288,559
Prelude Therapeutics, Inc.(a)	10,819	74,651
Protagonist Therapeutics, Inc.(a)	10,335	244,733
Prothena Corp. PLC(a)	4,503	164,675
PTC Therapeutics, Inc.(a)	67,578	2,521,335
Puma Biotechnology, Inc.(a)	64,235	184,997
Recursion Pharmaceuticals, Inc., Class A(a)	18,106	129,639
REGENXBIO, Inc.(a)(b)	24,400	809,836
Relay Therapeutics, Inc.(a)(b)	62,838	1,880,741
REVOLUTION Medicines, Inc.(a)	22,432	572,240
Rigel Pharmaceuticals, Inc.(a)	323,731	967,956
Rocket Pharmaceuticals, Inc.(a)	20,224	320,753
Sana Biotechnology, Inc.(a)	19,982	165,051
Sangamo Therapeutics, Inc.(a)(b)	169,471	984,627
Selecta Biosciences, Inc.(a)	42,396	52,147
Seres Therapeutics, Inc.(a)	58,594	417,189
Sigilon Therapeutics, Inc.(a)(b)	5,502	8,088
Sorrento Therapeutics, Inc.(a)(b)	251,400	585,762
Spectrum Pharmaceuticals, Inc.(a)	176,677	227,913
SpringWorks Therapeutics, Inc.(a)	14,830	837,005
Sutro Biopharma, Inc.(a)	44,592	366,546
Taysha Gene Therapies, Inc.(a)	17,862	116,460
TG Therapeutics, Inc.(a)	91,201	867,322
Twist Bioscience Corp.(a)	48,130	2,376,659
Ultragenyx Pharmaceutical, Inc.(a)	7,070	513,423
Veracyte, Inc.(a)	23,147	638,163
Vericel Corp.(a)	21,443	819,551
Vincerx Pharma, Inc.(a)	32,839	131,356
Vir Biotechnology, Inc.(a)(b)	50,805	1,306,705
Xencor, Inc.(a)	16,451	438,913
Y-mAbs Therapeutics, Inc.(a)	14,845	176,359
Zentalis Pharmaceuticals, Inc.(a)	17,694	816,401

		91,239,468

Building Products — 1.2%
Builders FirstSource, Inc.(a)	55,441	3,578,162
Gibraltar Industries, Inc.(a)	5,437	233,519
JELD-WEN Holding, Inc.(a)	43,561	883,417
Resideo Technologies, Inc.(a)	16,872	402,060
Simpson Manufacturing Co., Inc.	12,985	1,415,885
UFP Industries, Inc.	58,314	4,499,508

		11,012,551

Capital Markets — 2.1%
Artisan Partners Asset Management, Inc., Class A	57,599	2,266,520
Cohen & Steers, Inc.	40,284	3,459,993
Cowen, Inc., Class A	7,307	198,020
Donnelley Financial Solutions, Inc.(a)	10,973	364,962
Hamilton Lane, Inc., Class A	44,006	3,401,224
Houlihan Lokey, Inc.	19,495	1,711,661
Moelis & Co., Class A	14,393	675,751
Open Lending Corp., Class A(a)	44,109	834,101

Security	Shares	Value

Capital Markets (continued)
Stifel Financial Corp.	85,829	$5,827,789
Virtus Investment Partners, Inc.	2,514	603,335

		19,343,356

Chemicals — 2.3%
Avient Corp.	69,585	3,340,080
Balchem Corp.	5,482	749,389
Cabot Corp.	60,620	4,147,014
Hawkins, Inc.	17,105	785,120
HB Fuller Co.	60,320	3,985,342
Ingevity Corp.(a)	25,094	1,607,773
Innospec, Inc.	14,445	1,336,885
Livent Corp.(a)(b)	112,106	2,922,603
Quaker Chemical Corp.	8,949	1,546,477
Sensient Technologies Corp.	4,477	375,844

		20,796,527

Commercial Services & Supplies — 1.2%
Cimpress PLC(a)(b)	20,507	1,304,040
Tetra Tech, Inc.	56,345	9,293,544

		10,597,584

Communications Equipment — 0.6%
Calix, Inc.(a)	70,558	3,027,644
Casa Systems, Inc.(a)	33,181	149,978
Extreme Networks, Inc.(a)	87,927	1,073,589
Harmonic, Inc.(a)	25,056	232,770
Infinera Corp.(a)	82,994	719,558
NETGEAR, Inc.(a)	11,040	272,467
Viavi Solutions, Inc.(a)	11,889	191,175

		5,667,181

Construction & Engineering — 1.8%
Ameresco, Inc., Class A(a)	33,250	2,643,375
Comfort Systems USA, Inc.	22,266	1,981,897
EMCOR Group, Inc.	74,703	8,413,799
Fluor Corp.(a)	3,008	86,299
MasTec, Inc.(a)	4,299	374,443
MYR Group, Inc.(a)	13,419	1,261,923
WillScot Mobile Mini Holdings Corp.(a)	27,471	1,074,940

		15,836,676

Construction Materials — 0.0%
Summit Materials, Inc., Class A(a)	3,214	99,827

Consumer Finance — 0.4%
Enova International, Inc.(a)	5,024	190,761
LendingTree, Inc.(a)	20,793	2,488,299
PROG Holdings, Inc.(a)	34,664	997,283
Regional Management Corp.	2,463	119,628

		3,795,971

Diversified Consumer Services — 0.3%
2U, Inc.(a)(b)	132,015	1,753,159
Houghton Mifflin Harcourt Co.(a)	62,847	1,320,416

		3,073,575

Diversified Telecommunication Services — 1.0%
Bandwidth, Inc., Class A(a)(b)	67,916	2,199,799
Cogent Communications Holdings, Inc.	9,209	611,017
IDT Corp., Class B(a)	18,430	628,279
Iridium Communications, Inc.(a)	105,935	4,271,299
Ooma, Inc.(a)	68,930	1,033,261

		8,743,655

Electrical Equipment — 0.9%
Atkore, Inc.(a)	46,280	4,555,803

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Advantage Small Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment (continued)
Bloom Energy Corp., Class A(a)(b)	121,399	$2,931,786
FuelCell Energy, Inc.(a)	22,469	129,422
GrafTech International Ltd.	16,078	154,670
Stem, Inc.(a)	23,125	254,606
Sunrun, Inc.(a)	6,448	195,826

		8,222,113

Electronic Equipment, Instruments & Components — 2.1%
Badger Meter, Inc.	5,166	515,102
ePlus, Inc.(a)	52,955	2,968,657
Fabrinet(a)	5,552	583,682
FARO Technologies, Inc.(a)	11,805	612,916
Insight Enterprises, Inc.(a)	18,264	1,960,092
Itron, Inc.(a)	19,717	1,038,692
Knowles Corp.(a)	31,880	686,376
Novanta, Inc.(a)	1,355	192,803
OSI Systems, Inc.(a)	73,489	6,255,384
PAR Technology Corp.(a)(b)	12,226	493,197
PC Connection, Inc.	46,670	2,445,041
ScanSource, Inc.(a)	12,056	419,428
Vishay Intertechnology, Inc.	27,803	544,939

		18,716,309

Energy Equipment & Services — 0.5%
Cactus, Inc., Class A	23,710	1,345,305
ChampionX Corp.(a)	58,288	1,426,890
Oceaneering International, Inc.(a)	78,364	1,187,998
ProPetro Holding Corp.(a)	61,606	858,172

		4,818,365

Entertainment — 0.3%
Cinemark Holdings, Inc.(a)	133,363	2,304,513

Equity Real Estate Investment Trusts (REITs) — 2.1%
Braemar Hotels & Resorts, Inc.	86,819	536,542
EastGroup Properties, Inc.	60,071	12,211,233
National Storage Affiliates Trust	81,741	5,130,065
Outfront Media, Inc.	34,024	967,302
Ryman Hospitality Properties, Inc.(a)	4,401	408,281

		19,253,423

Food & Staples Retailing — 1.5%
Andersons, Inc.	63,675	3,200,305
BJ’s Wholesale Club Holdings, Inc.(a)	57,373	3,878,989
Performance Food Group Co.(a)	120,949	6,157,514
PriceSmart, Inc.	2,465	194,415
Rite Aid Corp.(a)	11,338	99,207

		13,530,430

Food Products — 0.4%
Hostess Brands, Inc.(a)(b)	47,281	1,037,345
J&J Snack Foods Corp.	648	100,505
Mission Produce, Inc.(a)	15,816	200,073
Sanderson Farms, Inc.	9,211	1,726,970
Vital Farms, Inc.(a)	18,087	223,555

		3,288,448

Gas Utilities — 0.3%
Brookfield Infrastructure Corp., Class A	12,467	940,510
Southwest Gas Holdings, Inc.	21,162	1,656,773

		2,597,283

Health Care Equipment & Supplies — 5.4%
Accuray, Inc.(a)	104,494	345,875
Artivion, Inc.(a)	29,285	626,113
AtriCure, Inc.(a)	49,416	3,245,149
Atrion Corp.	1,184	844,192

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Axogen, Inc.(a)(b)	22,214	$176,379
Axonics, Inc.(a)	31,222	1,954,497
BioLife Solutions, Inc.(a)	12,560	285,489
Butterfly Network, Inc.(a)	50,226	239,076
Cardiovascular Systems, Inc.(a)	55,393	1,251,882
Cerus Corp.(a)(b)	180,364	990,198
CONMED Corp.	8,475	1,258,961
CryoPort, Inc.(a)	10,309	359,887
Eargo, Inc.(a)	4,875	25,789
Glaukos Corp.(a)	20,788	1,201,962
Haemonetics Corp.(a)	45,215	2,858,492
Heska Corp.(a)	19,314	2,670,740
Inogen, Inc.(a)	14,726	477,417
Integer Holdings Corp.(a)	24,736	1,992,979
Intersect ENT, Inc.(a)	22,857	640,225
iRhythm Technologies, Inc.(a)	11,578	1,823,188
LeMaitre Vascular, Inc.	15,062	699,931
LivaNova PLC(a)	11,041	903,485
Merit Medical Systems, Inc.(a)	58,612	3,898,870
Natus Medical, Inc.(a)	21,713	570,618
Neogen Corp.(a)	25,435	784,415
Nevro Corp.(a)	20,932	1,514,012
NuVasive, Inc.(a)	16,729	948,534
OraSure Technologies, Inc.(a)	73,760	500,093
Ortho Clinical Diagnostics Holdings PLC(a)(b)	80,607	1,504,127
Outset Medical, Inc.(a)	10,499	476,655
Pulmonx Corp.(a)	5,018	124,497
Shockwave Medical, Inc.(a)	37,686	7,814,569
SI-BONE, Inc.(a)	11,027	249,210
Silk Road Medical, Inc.(a)	23,332	963,378
STAAR Surgical Co.(a)	38,429	3,070,861
Tactile Systems Technology, Inc.(a)	42,232	851,397
Varex Imaging Corp.(a)	19,158	407,874

		48,551,016

Health Care Providers & Services — 3.7%
1Life Healthcare, Inc.(a)	114,417	1,267,740
Accolade, Inc.(a)	32,970	578,953
Addus HomeCare Corp.(a)	6,660	621,311
Alignment Healthcare, Inc.(a)	27,068	303,974
AMN Healthcare Services, Inc.(a)	27,505	2,869,597
Apollo Medical Holdings, Inc.(a)(b)	11,720	568,068
Castle Biosciences, Inc.(a)	5,578	250,229
Community Health Systems, Inc.(a)	58,924	699,428
CorVel Corp.(a)	2,686	452,430
Cross Country Healthcare, Inc.(a)	25,172	545,477
Ensign Group, Inc.	30,744	2,767,267
Hanger, Inc.(a)	65,117	1,193,595
HealthEquity, Inc.(a)	57,358	3,868,224
Invitae Corp.(a)(b)	110,866	883,602
Joint Corp.(a)	6,687	236,653
LHC Group, Inc.(a)	20,882	3,520,705
National Research Corp.	8,893	352,608
Owens & Minor, Inc.	26,913	1,184,710
Patterson Cos., Inc.	22,277	721,107
PetIQ, Inc.(a)(b)	43,178	1,053,543
Privia Health Group, Inc.(a)	13,743	367,350
Progyny, Inc.(a)(b)	70,786	3,638,400
R1 RCM, Inc.(a)	57,481	1,538,192
RadNet, Inc.(a)	17,248	385,838
Select Medical Holdings Corp.	70,998	1,703,242
Surgery Partners, Inc.(a)	18,359	1,010,663

10	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Advantage Small Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
U.S. Physical Therapy, Inc.	4,198	$417,491
Viemed Healthcare, Inc.(a)	73,344	365,253

		33,365,650

Health Care Technology — 2.0%
Allscripts Healthcare Solutions, Inc.(a)	90,702	2,042,609
American Well Corp., Class A(a)	19,965	84,053
Doximity, Inc., Class A(a)	4,769	248,417
Evolent Health, Inc., Class A(a)	43,143	1,393,519
Health Catalyst, Inc.(a)	25,999	679,354
Inspire Medical Systems, Inc.(a)	16,769	4,304,434
Omnicell, Inc.(a)(b)	47,552	6,157,508
Phreesia, Inc.(a)	64,995	1,713,268
Schrodinger, Inc.(a)	35,814	1,221,974
Tabula Rasa HealthCare, Inc.(a)(b)	10,904	62,807
Teladoc Health, Inc.(a)(b)	3,390	244,521

		18,152,464

Hotels, Restaurants & Leisure — 4.4%
Accel Entertainment, Inc.(a)	114,373	1,393,063
Bloomin’ Brands, Inc.	139,449	3,059,511
Brinker International, Inc.(a)	25,910	988,726
Century Casinos, Inc.(a)	13,200	157,740
Cheesecake Factory, Inc.(a)(b)	50,325	2,002,432
Cracker Barrel Old Country Store, Inc.	4,479	531,792
Dave & Buster’s Entertainment, Inc.(a)	10,564	518,692
Dine Brands Global, Inc.	14,800	1,153,660
Everi Holdings, Inc.(a)	37,422	785,862
Hilton Grand Vacations, Inc.(a)	63,102	3,281,935
International Game Technology PLC	249,816	6,165,459
Papa John’s International, Inc.	39,804	4,190,565
Portillo’s, Inc., Class A(a)(b)	10,981	269,693
Rush Street Interactive, Inc.(a)	52,844	384,176
Scientific Games Corp.(a)(b)	37,260	2,189,025
Shake Shack, Inc., Class A(a)(b)	62,606	4,250,947
Texas Roadhouse, Inc.	64,944	5,437,761
Wingstop, Inc.	28,851	3,385,665

		40,146,704

Household Durables — 2.1%
Ethan Allen Interiors, Inc.	4,859	126,674
GoPro, Inc., Class A(a)	288,890	2,464,232
Green Brick Partners, Inc.(a)	41,126	812,650
Helen of Troy Ltd.(a)	7,756	1,518,935
iRobot Corp.(a)	49,712	3,151,741
LGI Homes, Inc.(a)	13,520	1,320,633
MDC Holdings, Inc.	137,981	5,221,201
Skyline Champion Corp.(a)	5,503	302,005
Sonos, Inc.(a)	156,386	4,413,213

		19,331,284

Household Products — 0.5%
Central Garden & Pet Co.(a)	2,650	116,494
Central Garden & Pet Co., Class A(a)(b)	79,916	3,258,975
WD-40 Co.	4,053	742,631

		4,118,100

Independent Power and Renewable Electricity Producers — 0.4%
Clearway Energy, Inc., Class A	30,506	1,016,460
Sunnova Energy International, Inc.(a)(b)	96,763	2,231,355

		3,247,815

Insurance — 0.6%
Kinsale Capital Group, Inc.	5,426	1,237,236

Security	Shares	Value

Insurance (continued)
RLI Corp.	3,405	$376,695
Trupanion, Inc.(a)	38,381	3,420,515

		5,034,446

Interactive Media & Services — 0.9%
Cargurus, Inc.(a)	36,513	1,550,342
Eventbrite, Inc., Class A(a)	66,531	982,663
EverQuote, Inc., Class A(a)	49,915	807,625
fuboTV, Inc.(a)	118,242	776,850
Outbrain, Inc.(a)	14,430	154,834
QuinStreet, Inc.(a)	52,477	608,733
Yelp, Inc.(a)	33,856	1,154,828
Ziff Davis, Inc.(a)(b)	18,834	1,822,754

		7,858,629

Internet & Direct Marketing Retail — 1.0%
1-800-Flowers.com, Inc., Class A(a)	109,106	1,392,192
Lands’ End, Inc.(a)	26,150	442,458
Overstock.com, Inc.(a)	54,125	2,381,771
Porch Group, Inc.(a)	18,751	130,226
RealReal, Inc.(a)	76,105	552,522
Revolve Group, Inc.(a)	6,838	367,132
Shutterstock, Inc.	27,895	2,596,467
Stitch Fix, Inc., Class A(a)	87,298	879,091

		8,741,859

IT Services — 1.9%
BigCommerce Holdings, Inc., Series 1(a)	38,745	848,903
Conduent, Inc.(a)	114,700	591,852
CSG Systems International, Inc.	73,750	4,688,288
DigitalOcean Holdings, Inc.(a)	33,798	1,955,214
ExlService Holdings, Inc.(a)	3,407	488,121
Flywire Corp.(a)	16,620	508,240
International Money Express, Inc.(a)	36,729	756,985
LiveRamp Holdings, Inc.(a)	35,921	1,343,086
Paya Holdings, Inc.(a)	21,545	126,254
Paymentus Holdings, Inc., Class A(a)	7,679	161,873
Perficient, Inc.(a)(b)	32,255	3,550,953
TTEC Holdings, Inc.	18,499	1,526,537
Verra Mobility Corp.(a)	57,348	933,625

		17,479,931

Leisure Products — 0.1%
Johnson Outdoors, Inc., Class A	1,505	116,984
Malibu Boats, Inc., Class A(a)	18,327	1,063,149

		1,180,133

Life Sciences Tools & Services — 1.5%
Akoya Biosciences, Inc.(a)(b)	17,155	188,533
Berkeley Lights, Inc.(a)	78,460	557,851
Bionano Genomics, Inc.(a)(b)	52,499	135,447
Codexis, Inc.(a)(b)	84,679	1,746,081
Cytek Biosciences, Inc.(a)	26,682	287,632
Inotiv, Inc.(a)	7,221	189,046
MaxCyte, Inc.(a)	25,918	181,167
Medpace Holdings, Inc.(a)	25,382	4,152,241
NanoString Technologies, Inc.(a)	53,391	1,855,337
NeoGenomics, Inc.(a)	109,347	1,328,566
Pacific Biosciences of California, Inc.(a)	81,340	740,194
Personalis, Inc.(a)	73,534	602,244
Quanterix Corp.(a)	23,056	673,005
Repligen Corp.(a)	3,053	574,239
Seer, Inc.(a)(b)	8,134	123,962

		13,335,545

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Advantage Small Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery — 3.3%
Altra Industrial Motion Corp.	31,543	$1,227,969
Astec Industries, Inc.	8,499	365,457
Chart Industries, Inc.(a)	5,033	864,518
Desktop Metal, Inc., Class A(a)	99,170	470,066
Evoqua Water Technologies Corp.(a)(b)	102,414	4,811,410
Franklin Electric Co., Inc.	108,595	9,017,729
Hydrofarm Holdings Group, Inc.(a)	9,266	140,380
Hyliion Holdings Corp.(a)	122,203	541,359
John Bean Technologies Corp.	7,543	893,619
Manitowoc Co., Inc.(a)	34,129	514,665
Meritor, Inc.(a)	39,647	1,410,244
Nikola Corp.(a)(b)	74,972	802,950
Proto Labs, Inc.(a)	19,030	1,006,687
Shyft Group, Inc.	10,741	387,858
SPX Corp.(a)	10,066	497,361
Terex Corp.	73,316	2,614,449
Watts Water Technologies, Inc., Class A	20,237	2,824,883
Welbilt, Inc.(a)	48,942	1,162,372

		29,553,976

Media — 0.4%
AMC Networks, Inc., Class A(a)	24,973	1,014,653
Cardlytics, Inc.(a)(b)	28,704	1,578,146
Entravision Communications Corp., Class A	29,093	186,486
Magnite, Inc.(a)	61,233	808,888
Thryv Holdings, Inc.(a)	10,467	294,332
Tremor International Ltd.(a)	2,418	18,642

		3,901,147

Metals & Mining — 1.5%
Commercial Metals Co.	4,468	185,958
Constellium SE(a)	107,926	1,942,668
Materion Corp.	10,522	902,156
MP Materials Corp.(a)	82,737	4,744,140
Novagold Resources, Inc.(a)	237,469	1,835,635
Olympic Steel, Inc.	4,508	173,378
Schnitzer Steel Industries, Inc., Class A	54,194	2,814,836
Worthington Industries, Inc.	15,851	814,900

		13,413,671

Multiline Retail — 0.1%
Dillard’s, Inc., Class A	1,661	445,796
Franchise Group, Inc.	5,790	239,879

		685,675

Oil, Gas & Consumable Fuels — 3.0%
Antero Resources Corp.(a)	17,417	531,741
Callon Petroleum Co.(a)	29,643	1,751,308
Centennial Resource Development, Inc., Class A(a)	26,050	210,224
Clean Energy Fuels Corp.(a)(b)	101,833	808,554
Delek U.S. Holdings, Inc.(a)	55,222	1,171,811
Denbury, Inc.(a)	19,940	1,566,686
Energy Fuels, Inc.(a)	69,127	632,512
Evolution Petroleum Corp.	142,524	967,738
Gulfport Energy Corp.(a)	5,705	512,423
Kosmos Energy Ltd.(a)	204,197	1,468,176
Laredo Petroleum, Inc.(a)	3,035	240,190
Magnolia Oil & Gas Corp., Class A	55,730	1,318,015
Matador Resources Co.	61,977	3,283,541
Oasis Petroleum, Inc.	12,753	1,865,764
Ovintiv, Inc.	88,393	4,779,410
Ranger Oil Corp., Class A(a)	6,499	224,410
Scorpio Tankers, Inc.	28,145	601,740
SM Energy Co.	3,968	154,554
Southwestern Energy Co.(a)	461,485	3,308,847

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Talos Energy, Inc.(a)	38,448	$607,094
Tellurian, Inc.(a)	43,417	230,110
Vertex Energy, Inc.(a)(b)	29,392	292,157
W&T Offshore, Inc.(a)	229,948	878,401

		27,405,406

Personal Products — 0.6%
BellRing Brands, Inc.(a)	8,420	194,333
elf Beauty, Inc.(a)	17,458	450,940
Medifast, Inc.	26,379	4,505,006
Nature’s Sunshine Products, Inc.(a)	5,472	92,039
Nu Skin Enterprises, Inc., Class A	4,753	227,574

		5,469,892

Pharmaceuticals — 2.3%
Aclaris Therapeutics, Inc.(a)	48,831	841,846
Aerie Pharmaceuticals, Inc.(a)	26,555	241,651
Amphastar Pharmaceuticals, Inc.(a)	79,897	2,868,302
Arvinas, Inc.(a)	28,141	1,893,889
Atea Pharmaceuticals, Inc.(a)	84,331	608,870
Cassava Sciences, Inc.(a)(b)	34,033	1,263,986
Collegium Pharmaceutical, Inc.(a)	78,558	1,599,441
Corcept Therapeutics, Inc.(a)	93,899	2,114,605
Esperion Therapeutics, Inc.(a)	42,051	195,117
Harmony Biosciences Holdings, Inc.(a)(b)	20,814	1,012,601
Intra-Cellular Therapies, Inc.(a)	31,573	1,931,952
Mind Medicine MindMed, Inc.(a)(b)	168,584	187,128
Nuvation Bio, Inc.(a)	50,579	266,046
Omeros Corp.(a)	19,401	116,600
Oramed Pharmaceuticals, Inc.(a)	13,788	119,266
Pacira BioSciences, Inc.(a)	19,841	1,514,265
Phathom Pharmaceuticals, Inc.(a)	4,477	60,932
Phibro Animal Health Corp., Class A	14,720	293,664
Prestige Consumer Healthcare, Inc.(a)	26,491	1,402,434
Reata Pharmaceuticals, Inc., Class A(a)	5,044	165,241
Revance Therapeutics, Inc.(a)(b)	51,497	1,004,191
Supernus Pharmaceuticals, Inc.(a)	8,153	263,505
Terns Pharmaceuticals, Inc.(a)	6,342	18,836
Theravance Biopharma, Inc.(a)	83,117	794,599
Tricida, Inc.(a)	12,284	100,974

		20,879,941

Professional Services — 3.4%
ASGN, Inc.(a)	23,849	2,783,417
Exponent, Inc.	9,043	977,096
Forrester Research, Inc.(a)	20,287	1,144,593
Franklin Covey Co.(a)	56,106	2,537,113
Insperity, Inc.	79,535	7,986,905
KBR, Inc.	79,579	4,355,359
Kforce, Inc.	67,758	5,012,059
TriNet Group, Inc.(a)(b)	44,392	4,366,397
Upwork, Inc.(a)(b)	59,702	1,387,474

		30,550,413

Real Estate Management & Development — 1.3%
Cushman & Wakefield PLC(a)	45,111	925,227
eXp World Holdings, Inc.	19,738	417,853
Marcus & Millichap, Inc.	145,072	7,642,393
Newmark Group, Inc., Class A	26,353	419,540
RE/MAX Holdings, Inc., Class A	35,649	988,547
Realogy Holdings Corp.(a)	85,516	1,340,891
Redfin Corp.(a)	20,406	368,124

		12,102,575

12	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Advantage Small Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail — 0.7%
Saia, Inc.(a)	5,587	$1,362,222
Werner Enterprises, Inc.	109,894	4,505,654

		5,867,876

Semiconductors & Semiconductor Equipment — 6.8%
Ambarella, Inc.(a)	28,593	2,999,978
Amkor Technology, Inc.	27,305	593,065
Axcelis Technologies, Inc.(a)	8,126	613,757
CMC Materials, Inc.	18,844	3,493,678
Diodes, Inc.(a)	22,446	1,952,578
Ichor Holdings Ltd.(a)	65,565	2,335,425
Impinj, Inc.(a)	2,801	177,976
Kulicke & Soffa Industries, Inc.	32,356	1,812,583
Lattice Semiconductor Corp.(a)	233,292	14,219,147
MACOM Technology Solutions Holdings, Inc.(a)	6,668	399,213
MaxLinear, Inc.(a)	43,787	2,554,971
Onto Innovation, Inc.(a)	4,678	406,471
Power Integrations, Inc.	86,514	8,018,117
Semtech Corp.(a)	34,933	2,422,254
Silicon Laboratories, Inc.(a)(b)	65,652	9,860,930
SiTime Corp.(a)	2,562	634,915
SunPower Corp.(a)	28,841	619,505
Synaptics, Inc.(a)	30,712	6,127,044
Ultra Clean Holdings, Inc.(a)	43,122	1,827,942

		61,069,549

Software — 10.8%
8x8, Inc.(a)	53,638	675,302
ACI Worldwide, Inc.(a)	142,949	4,501,464
Alarm.com Holdings, Inc.(a)	40,380	2,683,655
Altair Engineering, Inc., Class A(a)	49,523	3,189,281
Appfolio, Inc., Class A(a)	1,482	167,777
Appian Corp.(a)	35,379	2,151,751
Asana, Inc., Class A(a)(b)	49,245	1,968,323
Avaya Holdings Corp.(a)	35,270	446,871
Blackbaud, Inc.(a)	2,510	150,274
Blackline, Inc.(a)	31,393	2,298,595
Box, Inc., Class A(a)(b)	161,839	4,703,041
BTRS Holdings, Inc., Class A(a)	90,201	674,703
Cerence, Inc.(a)	8,631	311,579
Digital Turbine, Inc.(a)	91,024	3,987,761
Domo, Inc., Class B(a)(b)	10,516	531,794
EngageSmart, Inc.(a)	10,495	223,648
Envestnet, Inc.(a)	19,630	1,461,257
JFrog Ltd.(a)	42,008	1,132,116
LivePerson, Inc.(a)	93,972	2,294,796
MicroStrategy, Inc., Class A(a)(b)	4,824	2,346,008
Model N, Inc.(a)	25,613	688,990
Momentive Global, Inc.(a)	87,388	1,420,929
PagerDuty, Inc.(a)(b)	179,496	6,136,968
Palantir Technologies, Inc., Class A(a)	12	165
Progress Software Corp.	90,728	4,272,382
PROS Holdings, Inc.(a)	69,561	2,317,077
Q2 Holdings, Inc.(a)	19,914	1,227,698
Qualys, Inc.(a)	12,287	1,749,792
Rapid7, Inc.(a)(b)	62,695	6,974,192
Riot Blockchain, Inc.(a)(b)	33,431	707,734
Sailpoint Technologies Holdings, Inc.(a)	69,035	3,533,211
Sprout Social, Inc., Class A(a)	57,068	4,572,288
SPS Commerce, Inc.(a)(b)	28,794	3,777,773
Sumo Logic, Inc.(a)	33,603	392,147
Tenable Holdings, Inc.(a)	89,849	5,192,374
Varonis Systems, Inc.(a)	172,999	8,224,372
Vonage Holdings Corp.(a)	12,271	248,979

Security	Shares	Value

Software (continued)
Workiva, Inc.(a)(b)	62,402	$7,363,436
Yext, Inc.(a)	273,167	1,882,121
Zuora, Inc., Class A(a)	95,020	1,423,400

		98,006,024

Specialty Retail — 3.1%
Academy Sports & Outdoors, Inc.	9,473	373,236
American Eagle Outfitters, Inc.	154,756	2,599,901
Asbury Automotive Group, Inc.(a)	15,706	2,516,101
Boot Barn Holdings, Inc.(a)	25,616	2,428,141
Buckle, Inc.	14,475	478,254
Camping World Holdings, Inc., Class A	14,174	396,163
Children’s Place, Inc.(a)	10,836	534,215
Citi Trends, Inc.(a)	14,921	456,956
Conn’s, Inc.(a)	40,190	619,328
Designer Brands, Inc., Class A(a)	65,007	878,244
Haverty Furniture Cos., Inc.	23,840	653,693
Hibbett, Inc.	11,021	488,671
MarineMax, Inc.(a)	55,145	2,220,138
Murphy USA, Inc.	14,932	2,985,803
National Vision Holdings, Inc.(a)	67,753	2,951,998
Sally Beauty Holdings, Inc.(a)(b)	41,033	641,346
Shoe Carnival, Inc.	11,960	348,754
Signet Jewelers Ltd.	25,192	1,831,458
Sleep Number Corp.(a)	11,992	608,114
Sonic Automotive, Inc., Class A	39,673	1,686,499
Urban Outfitters, Inc.(a)	104,528	2,624,698

		28,321,711

Technology Hardware, Storage & Peripherals — 0.1%
3D Systems Corp.(a)	48,826	814,418
Super Micro Computer, Inc.(a)	13,048	496,737

		1,311,155

Textiles, Apparel & Luxury Goods — 0.6%
Crocs, Inc.(a)	41,153	3,144,089
Kontoor Brands, Inc.	34,948	1,445,100
Steven Madden Ltd.	17,425	673,302

		5,262,491

Thrifts & Mortgage Finance — 0.9%
Essent Group Ltd.	106,350	4,382,683
Federal Agricultural Mortgage Corp., Class C	15,449	1,675,907
Radian Group, Inc.	39,951	887,312
Walker & Dunlop, Inc.	5,428	702,492

		7,648,394

Trading Companies & Distributors — 2.2%
Applied Industrial Technologies, Inc.	79,740	8,186,108
BlueLinx Holdings, Inc.(a)	2,851	204,930
Boise Cascade Co.	14,045	975,706
GMS, Inc.(a)	7,464	371,483
Herc Holdings, Inc.	7,643	1,277,069
Karat Packaging, Inc.(a)	30,719	609,772
MRC Global, Inc.(a)	20,936	249,348
Rush Enterprises, Inc., Class A	2,337	118,977
SiteOne Landscape Supply, Inc.(a)(b)	44,875	7,255,839
Titan Machinery, Inc.(a)	3,694	104,393
WESCO International, Inc.(a)	3,566	464,079

		19,817,704

Total Common Stocks — 98.6% (Cost: $879,065,182)		890,888,677

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Advantage Small Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Securities

Preferred Stocks — 0.2%
Household Durables — 0.0%
AliphCom
Series 6 (Acquired 12/16/15, cost $0)(a)(c)(d)(e)	8,264	$—
Series 8(a)(d)	192,156	2

		2

Software — 0.2%
Illumio, Inc., Series C (Acquired 03/10/15, cost $1,000,317)(a)(d)(e)	311,155	2,215,424

Total Preferred Securities — 0.2% (Cost: $2,175,301)		2,215,426

Rights

Biotechnology — 0.0%
Aduro Biotech, Inc., CVR(a)(d)	18,964	56,892
Flexion Therapeutics, Inc., CVR(a)(d)	33,053	20,493
Prevail Therapeutics, Inc., CVR(a)(d)	10,004	5,002

		82,387
Metals & Mining — 0.0%
Pan American Silver Corp., CVR(a)	36,363	30,545

Total Rights — 0.0% (Cost: $ —)		112,932

Total Long-Term Investments — 98.8% (Cost: $881,240,483)		893,217,035

Security	Shares	Value

Short-Term Securities(f)(g)

Money Market Funds — 9.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%	16,041,111	$16,041,111
SL Liquidity Series, LLC, Money Market Series, 0.42%(h)	65,923,653	65,903,876

Total Short-Term Securities — 9.1% (Cost: $81,942,121)		81,944,987

Total Investments — 107.9% (Cost: $963,182,604)		975,162,022

Liabilities in Excess of Other Assets — (7.9)%		(71,290,534)

Net Assets — 100.0%		$903,871,488

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Issuer filed for bankruptcy and/or is in default.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,215,424, representing 0.2% of its net assets as of period end, and an original cost of $1,000,317.

(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/30/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/22	Shares Held at 03/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$11,072,172	$4,968,939	(a)	$ —	$—	$—	$16,041,111	16,041,111	$1,061		$—
SL Liquidity Series, LLC, Money Market Series	51,264,365	14,668,156	(a)	—	(12,692)	(15,953)	65,903,876	65,923,653	150,067	(b)	—

					$(12,692)	$(15,953)	$81,944,987		$151,128		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

14	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Advantage Small Cap Growth Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	115	06/17/22	$ 11,882	$(186,764)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$186,764	$—	$—	$—	$186,764

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended March 31, 2022, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$64,264	$—	$—	$—	$64,264

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(82,586)	$—	$—	$—	$(82,586)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$13,005,720

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 2,712,986	$ —	$ —	$ 2,712,986
Air Freight & Logistics	3,713,647	—	—	3,713,647
Auto Components	13,894,509	—	—	13,894,509
Automobiles	4,869,163	—	—	4,869,163
Banks	9,814,471	—	—	9,814,471
Beverages	1,135,470	—	—	1,135,470
Biotechnology	91,239,468	—	—	91,239,468

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Advantage Small Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Building Products	$11,012,551	$—	$—	$11,012,551
Capital Markets	19,343,356	—	—	19,343,356
Chemicals	20,796,527	—	—	20,796,527
Commercial Services & Supplies	10,597,584	—	—	10,597,584
Communications Equipment	5,667,181	—	—	5,667,181
Construction & Engineering	15,836,676	—	—	15,836,676
Construction Materials	99,827	—	—	99,827
Consumer Finance	3,795,971	—	—	3,795,971
Diversified Consumer Services	3,073,575	—	—	3,073,575
Diversified Telecommunication Services	8,743,655	—	—	8,743,655
Electrical Equipment	8,222,113	—	—	8,222,113
Electronic Equipment, Instruments & Components	18,716,309	—	—	18,716,309
Energy Equipment & Services	4,818,365	—	—	4,818,365
Entertainment	2,304,513	—	—	2,304,513
Equity Real Estate Investment Trusts (REITs)	19,253,423	—	—	19,253,423
Food & Staples Retailing	13,530,430	—	—	13,530,430
Food Products	3,288,448	—	—	3,288,448
Gas Utilities	2,597,283	—	—	2,597,283
Health Care Equipment & Supplies	48,551,016	—	—	48,551,016
Health Care Providers & Services	33,365,650	—	—	33,365,650
Health Care Technology	18,152,464	—	—	18,152,464
Hotels, Restaurants & Leisure	40,146,704	—	—	40,146,704
Household Durables	19,331,284	—	—	19,331,284
Household Products	4,118,100	—	—	4,118,100
Independent Power and Renewable Electricity Producers	3,247,815	—	—	3,247,815
Insurance	5,034,446	—	—	5,034,446
Interactive Media & Services	7,858,629	—	—	7,858,629
Internet & Direct Marketing Retail	8,741,859	—	—	8,741,859
IT Services	17,479,931	—	—	17,479,931
Leisure Products	1,180,133	—	—	1,180,133
Life Sciences Tools & Services	13,335,545	—	—	13,335,545
Machinery	29,553,976	—	—	29,553,976
Media	3,882,505	18,642	—	3,901,147
Metals & Mining	13,413,671	—	—	13,413,671
Multiline Retail	685,675	—	—	685,675
Oil, Gas & Consumable Fuels	27,405,406	—	—	27,405,406
Personal Products	5,469,892	—	—	5,469,892
Pharmaceuticals	20,879,941	—	—	20,879,941
Professional Services	30,550,413	—	—	30,550,413
Real Estate Management & Development	12,102,575	—	—	12,102,575
Road & Rail	5,867,876	—	—	5,867,876
Semiconductors & Semiconductor Equipment	61,069,549	—	—	61,069,549
Software	98,006,024	—	—	98,006,024
Specialty Retail	28,321,711	—	—	28,321,711
Technology Hardware, Storage & Peripherals	1,311,155	—	—	1,311,155
Textiles, Apparel & Luxury Goods	5,262,491	—	—	5,262,491
Thrifts & Mortgage Finance	7,648,394	—	—	7,648,394
Trading Companies & Distributors	19,817,704	—	—	19,817,704
Preferred Securities	—	—	2,215,426	2,215,426
Rights	30,545	—	82,387	112,932
Short-Term Securities
Money Market Funds	16,041,111	—	—	16,041,111

	$906,941,691	$18,642	$2,297,813	909,258,146

Investments valued at NAV(a)				65,903,876

				$975,162,022

Derivative Financial Instruments(b)
Liabilities
Equity Contracts	$(186,764)	$—	$—	$(186,764)

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

16	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Assets and Liabilities  (unaudited)

March 31, 2022

BlackRock Advantage Small Cap Growth Fund

ASSETS
Investments at value — unaffiliated(a)(b)	$893,217,035
Investments at value — affiliated(c)	81,944,987
Cash pledged for futures contracts	619,000
Receivables:
Investments sold	2,319,559
Securities lending income — affiliated	39,377
Capital shares sold	1,307,363
Dividends — affiliated	849
Dividends — unaffiliated	526,055
From the Manager	70,505
Prepaid expenses	76,522

Total assets	980,121,252

LIABILITIES
Collateral on securities loaned	65,917,559
Payables:
Investments purchased	8,408,071
Administration fees	30,999
Capital shares redeemed	935,715
Investment advisory fees	278,020
Trustees’ and Officer’s fees	5,089
Other accrued expenses	495,989
Other affiliate fees	390
Service and distribution fees	45,178
Variation margin on futures contracts	132,754

Total liabilities	76,249,764

NET ASSETS	$903,871,488

NET ASSETS CONSIST OF
Paid-in capital	$897,488,026
Accumulated earnings	6,383,462

NET ASSETS	$903,871,488

(a) Investments, at cost — unaffiliated	$881,240,483
(b) Securities loaned, at value	$63,407,120
(c) Investments, at cost — affiliated	$81,942,121

F I N A N C I A L S T A T E M E N T S	17

Statement of Assets and Liabilities  (unaudited) (continued)

March 31, 2022

BlackRock Advantage Small Cap Growth Fund
NET ASSET VALUE
Institutional
Net assets	$659,074,034

Shares outstanding	35,318,282

Net asset value	$18.66

Shares authorized	Unlimited

Par value	$0.001

Investor A
Net assets	$196,961,623

Shares outstanding	16,696,687

Net asset value	$11.80

Shares authorized	Unlimited

Par value	$0.001

Class K
Net assets	$39,036,961

Shares outstanding	2,091,853

Net asset value	$18.66

Shares authorized	Unlimited

Par value	$0.001

Class R
Net assets	$8,798,870

Shares outstanding	744,513

Net asset value	$11.82

Shares authorized	Unlimited

Par value	$0.001

See notes to financial statements.

18	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Operations  (unaudited)

Six Months Ended March 31, 2022

BlackRock Advantage Small Cap Growth Fund

INVESTMENT INCOME
Dividends — unaffiliated	$3,295,579
Dividends — affiliated	1,061
Securities lending income — affiliated — net	150,067
Foreign taxes withheld	(4,233)

Total investment income	3,442,474

EXPENSES
Investment advisory	2,195,626
Transfer agent — class specific	697,466
Service and distribution — class specific	306,023
Administration	201,424
Administration — class specific	97,739
Registration	59,409
Accounting services	43,773
Custodian	30,147
Professional	27,076
Trustees and Officer	5,049
Miscellaneous	17,347

Total expenses	3,681,079
Less:
Fees waived and/or reimbursed by the Manager	(378,699)
Administration fees waived — class specific	(97,739)
Transfer agent fees waived and/or reimbursed — class specific	(462,740)

Total expenses after fees waived and/or reimbursed	2,741,901

Net investment income	700,573

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	13,135,710
Investments — affiliated	(12,692)
Futures contracts	64,264

13,187,282

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(139,107,618)
Investments — affiliated	(15,953)
Futures contracts	(82,586)

(139,206,157)

Net realized and unrealized loss	(126,018,875)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(125,318,302)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	19

Statements of Changes in Net Assets

		BlackRock Advantage Small Cap Growth Fund
	Six Months Ended 03/31/22 (unaudited)	Year Ended 09/30/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$700,573	$(403,929)
Net realized gain	13,187,282	178,236,407
Net change in unrealized appreciation (depreciation)	(139,206,157)	58,601,741

Net increase (decrease) in net assets resulting from operations	(125,318,302)	236,434,219

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(115,593,708)	(32,922,056)
Service	—	(960,784)
Investor A	(52,502,280)	(15,114,738)
Investor C	—	(2,515,257)
Class K	(6,860,754)	(988,033)
Class R	(2,324,079)	(925,620)

Decrease in net assets resulting from distributions to shareholders	(177,280,821)	(53,426,488)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	177,901,295	120,520,224

NET ASSETS
Total increase (decrease) in net assets	(124,697,828)	303,527,955
Beginning of period	1,028,569,316	725,041,361

End of period	$903,871,488	$1,028,569,316

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

20	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

		BlackRock Advantage Small Cap Growth Fund
		Institutional
	Six Months Ended
	03/31/22		Year Ended September 30,
	(unaudited)		2021	2020	2019	2018	2017

Net asset value, beginning of period	$25.11		$19.86	$18.01	$23.65	$21.37	$17.94

Net investment income(a)	0.02		0.01	0.05	0.07	0.07	0.07
Net realized and unrealized gain (loss)		(2.56)	6.54	2.84	(2.03)	4.48	3.37

Net increase (decrease) from investment operations		(2.54)	6.55	2.89	(1.96)	4.55	3.44

Distributions(b)
From net investment income	—		(0.01)	(0.07)	(0.05)	(0.09)	(0.01)
From net realized gain		(3.91)	(1.29)	(0.97)	(3.63)	(2.18)	—

Total distributions		(3.91)	(1.30)	(1.04)	(3.68)	(2.27)	(0.01)

Net asset value, end of period	$18.66		$25.11	$19.86	$18.01	$23.65	$21.37

Total Return(c)
Based on net asset value	(12.16	)%(d)	33.89%	16.32%	(6.80)%	23.62%	19.18%

Ratios to Average Net Assets(e)
Total expenses	0.69	%(f)	0.68%	0.73%	0.74%	0.82%	0.77%

Total expenses after fees waived and/or reimbursed	0.50	%(f)	0.50%	0.50%	0.50%	0.50%	0.56%

Net investment income	0.20	%(f)	0.04%	0.25%	0.40%	0.32%	0.34%

Supplemental Data
Net assets, end of period (000)	$659,074		$743,578	$508,084	$396,388	$502,400	$533,904

Portfolio turnover rate		41%	125%	126%	120%	129%	100%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	21

Financial Highlights  (continued)

(For a share outstanding throughout each period)

		BlackRock Advantage Small Cap Growth Fund (continued)
		Investor A
	Six Months Ended
	03/31/22		Year Ended September 30,
	(unaudited)		2021	2020		2019	2018	2017

Net asset value, beginning of period	$17.27		$14.01	$12.98		$18.25	$16.97	$14.28

Net investment income (loss)(a)	(0.00	)(b)	(0.04)	0.00	(c)	0.02	0.01	0.01
Net realized and unrealized gain (loss)		(1.60)	4.57	2.04		(1.65)	3.47	2.68

Net increase (decrease) from investment operations		(1.60)	4.53	2.04		(1.63)	3.48	2.69

Distributions(d)
From net investment income	—		—	(0.04)		(0.01)	(0.02)	—
From net realized gain		(3.87)	(1.27)	(0.97)		(3.63)	(2.18)	—

Total distributions		(3.87)	(1.27)	(1.01)		(3.64)	(2.20)	—

Net asset value, end of period	$11.80		$17.27	$14.01		$12.98	$18.25	$16.97

Total Return(e)
Based on net asset value	(12.21	)%(f)	33.54%	16.03%		(7.05)%	23.27%	18.84%

Ratios to Average Net Assets(g)
Total expenses	0.95	%(h)	0.96%	1.02%		1.00%	1.11%	1.07%

Total expenses after fees waived and/or reimbursed	0.75	%(h)	0.75%	0.75%		0.75%	0.75%	0.82%

Net investment income (loss)	(0.04	)%(h)	(0.21)%	0.00	%(i)	0.15%	0.06%	0.07%

Supplemental Data
Net assets, end of period (000)	$196,962		$225,211	$168,457		$178,847	$223,619	$198,777

Portfolio turnover rate		41%	125%	126%		120%	129%	100%

(a)	Based on average shares outstanding.
(b)	Amount is greater than $(0.005) per share.
(c)	Amount is less than $0.005 per share.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Amount is less than 0.005%.

See notes to financial statements.

22	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

		BlackRock Advantage Small Cap Growth Fund (continued)
		Class K
	Six Months Ended					Period from
	03/31/22		Year Ended September 30,			01/25/18(a)
	(unaudited	)	2021	2020	2019	to 09/30/18

Net asset value, beginning of period	$25.11		$19.86	$18.01	$23.65	$20.82

Net investment income(b)	0.03		0.02	0.05	0.09	0.05
Net realized and unrealized gain (loss)		(2.56)	6.54	2.85	(2.04)	2.78

Net increase (decrease) from investment operations		(2.53)	6.56	2.90	(1.95)	2.83

Distributions(c)
From net investment income	—		(0.02)	(0.08)	(0.06)	—
From net realized gain		(3.92)	(1.29)	(0.97)	(3.63)	—

Total distributions		(3.92)	(1.31)	(1.05)	(3.69)	—

Net asset value, end of period	$18.66		$25.11	$19.86	$18.01	$23.65

Total Return(d)
Based on net asset value	(12.11	)%(e)	33.94%	16.37%	(6.75)%	13.59	%(e)

Ratios to Average Net Assets(f)
Total expenses	0.56	%(g)	0.56%	0.58%	0.60%	0.67	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.45	%(g)	0.45%	0.45%	0.45%	0.45	%(g)

Net investment income	0.27	%(g)	0.08%	0.27%	0.52%	0.30	%(g)

Supplemental Data
Net assets, end of period (000)	$39,037		$36,442	$13,264	$5,131	$2,221

Portfolio turnover rate		41%	125%	126%	120%	129	%(i)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Offering, board realignment and consolidation costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.68%.
(i)	Portfolio turnover is representative of the Fund for the entire year.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	23

Financial Highlights  (continued)

(For a share outstanding throughout each period)

		BlackRock Advantage Small Cap Growth Fund (continued)
		Class R
	Six Months Ended					Period from
	03/31/22		Year Ended September 30,			03/02/18(a)
	(unaudited	)	2021	2020	2019	to 09/30/18

Net asset value, beginning of period	$17.26		$13.99	$12.96	$18.22	$15.55

Net investment loss(b)		(0.02)	(0.08)	(0.03)	(0.01)	(0.02)
Net realized and unrealized gain (loss)		(1.61)	4.57	2.03	(1.64)	2.69

Net increase (decrease) from investment operations		(1.63)	4.49	2.00	(1.65)	2.67

Distributions from net realized gain(c)		(3.81)	(1.22)	(0.97)	(3.61)	—

Net asset value, end of period	$11.82		$17.26	$13.99	$12.96	$18.22

Total Return(d)
Based on net asset value	(12.37	)%(e)	33.25%	15.75%	(7.27)%	17.17	%(e)

Ratios to Average Net Assets(f)
Total expenses	1.27	%(g)	1.26%	1.27%	1.30%	1.38	%(g)(h)

Total expenses after fees waived and/or reimbursed	1.00	%(g)	1.00%	1.00%	1.00%	1.00	%(g)

Net investment loss	(0.31	)%(g)	(0.45)%	(0.24)%	(0.10)%	(0.20	)%(g)

Supplemental Data
Net assets, end of period (000)	$8,799		$11,713	$11,314	$16,019	$23,175

Portfolio turnover rate		41%	125%	126%	120%	129	%(i)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Offering, board realignment and consolidation costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.39%.
(i)	Portfolio turnover is representative of the Fund for the entire year.

See notes to financial statements.

24	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. BlackRock Advantage Small Cap Growth Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A Shares are generally available through financial intermediaries. Class R Shares are sold only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional, Class K and Class R Shares	No	No		None
Investor A Shares	Yes	No	(a)	None
(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.

On October 28, 2021, the Fund’s issued and outstanding Investor C Shares converted into Investor A Shares.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of open-end equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2022, if any, are disclosed in the Statement of Assets and Liabilities.

The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investments to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

N O T E S T O F I N A N C I A L S T A T E M E N T S	25

Notes to Financial Statements  (unaudited) (continued)

Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Fund has an arrangement with its custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Fund may incur charges on overdrafts, subject to certain conditions.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•

The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

26	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third-party pricing services utilize one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By Third-Party Pricing Services
Market approach

(i)  recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;

(ii) recapitalizations and other transactions across the capital structure; and

(iii)   market multiples of comparable issuers.

Income approach

(i)  future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;

(ii) quoted prices for similar investments or assets in active markets; and

(iii)   other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.

Cost approach

(i)  audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;

(ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;

(iii)   relevant news and other public sources; and

(iv)   known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

As of March 31, 2022, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

4.	SECURITIES AND OTHER INVESTMENTS

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of

N O T E S T O F I N A N C I A L S T A T E M E N T S	27

Notes to Financial Statements  (unaudited) (continued)

the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Fund’s securities on loan by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received	Net Amount
Barclays Capital, Inc.	$2,391,232	$(2,391,232)	$—	$—
BMO Capital Markets Corp.	47,586	(47,586)	—	—
BofA Securities, Inc.	877,168	(877,168)	—	—
Citigroup Global Markets, Inc.	5,878,057	(5,878,057)	—	—
Credit Suisse Securities (USA) LLC	235,506	(235,506)	—	—
Goldman Sachs & Co. LLC	57,420	(57,420)	—	—
J.P. Morgan Securities LLC	31,127,880	(31,127,880)	—	—
Jefferies LLC	1,142,668	(1,142,668)	—	—
National Financial Services LLC	3,996,202	(3,996,202)	—	—
State Street Bank & Trust Co.	8,675,975	(8,675,975)	—	—
Toronto-Dominion Bank	8,977,426	(8,977,426)	—	—

	$63,407,120	$(63,407,120)	$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market

28	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:

Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.45%
$1 billion — $3 billion	0.42
$3 billion — $5 billion	0.41
$5 billion — $10 billion	0.39
Greater than $10 billion	0.38

Service and Distribution Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

Share Class	Service Fees	Distribution Fees
Investor A	0.25%	N/A
Investor C(a)	0.25	0.75%
Class R	0.25	0.25
(a)	On October 28, 2021, the Fund’s issued and outstanding Investor C Shares converted into Investor A Shares.

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended March 31, 2022, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

	Investor A	Investor C	Class R	Total
Service and distribution — class specific	$ 271,869	$ 9,128	$ 25,026	$ 306,023

Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fees
First $500 million	0.0425%
$500 million - $1 billion	0.0400
$1 billion - $2 billion	0.0375
$2 billion - $4 billion	0.0350
$4 billion - $13 billion	0.0325
Greater than $13 billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the six months ended March 31, 2022, the following table shows the class specific administration fees borne directly by each share class of the Fund:

	Institutional	Investor A	Investor C	Class K	Class R	Total
Administration — class specific	$ 70,722	$ 21,782	$ 183	$ 4,049	$ 1,003	$ 97,739

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended March 31, 2022, the Fund did not pay any amounts to affiliates in return for these services.

N O T E S T O F I N A N C I A L S T A T E M E N T S	29

Notes to Financial Statements  (unaudited) (continued)

The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended March 31, 2022, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

	Institutional	Investor A	Investor C	Class K	Class R	Total
Reimbursed amounts	$ 752	$ 5,658	$ 488	$ 9	$ 59	$ 6,966

For the six months ended March 31, 2022, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:

	Institutional	Investor A	Investor C	Class K	Class R	Total
Transfer agent — class specific	$ 517,422	$ 165,328	$ 1,628	$ 1,776	$ 11,312	$ 697,466

Other Fees: For the six months ended March 31, 2022, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares of $5,704.

For the six months ended March 31, 2022, affiliates received CDSCs in the amount of $5,884 and $4 for Investor A Shares and Investor C Shares, respectively.

Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended March 31, 2022, the amount waived was $1,373.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended March 31, 2022, there were no fees waived by the Manager pursuant to this arrangement.

The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Institutional	Investor A	Investor C(a)	Class K	Class R
0.50%	0.75%	1.50%	0.45%	1.00%
(a)	On October 28, 2021, the Fund’s issued and outstanding Investor C Shares converted into Investor A Shares.

The Manager has agreed not to reduce or discontinue these contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended March 31, 2022, the Manager waived and/or reimbursed investment advisory fees of $377,326, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.

In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived — class specific and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statement of Operations. For the six months ended March 31, 2022, class specific expense waivers and/or reimbursements were as follows:

	Institutional	Investor A	Investor C	Class K	Class R	Total
Administration fees waived — class specific	$ 70,722	$ 21,782	$ 183	$ 4,049	$ 1,003	$ 97,739
Transfer agent fees waived and/or reimbursed — class specific	340,530	110,538	1,154	1,776	8,742	462,740

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.

30	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

Prior to January 1, 2022, the Fund retained 77% of securities lending income (which excluded collateral investment expenses) and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment expenses. In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeded a specified threshold, the Fund would retain for the remainder of that calendar year 81% of securities lending income (which excluded collateral investment expenses), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment expenses.

The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended March 31, 2022, the Fund paid BIM $35,201 for securities lending agent services.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.

7.	PURCHASES AND SALES

For the six months ended March 31, 2022, purchases and sales of investments, excluding short-term investments, were $432,349,721 and $395,761,886, respectively.

8.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of March 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of March 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Amounts
Tax cost	$973,482,637

Gross unrealized appreciation	$121,038,389
Gross unrealized depreciation	(119,545,768)

Net unrealized appreciation (depreciation)	$1,492,621

9.	BANK BORROWINGS

The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month London Interbank Offered Rate (“LIBOR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended March 31, 2022, the Fund did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war,

N O T E S T O F I N A N C I A L S T A T E M E N T S	31

Notes to Financial Statements  (unaudited) (continued)

acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.

The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the LIBOR. Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

32	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 03/31/22		Year Ended 09/30/21
Share Class	Shares	Amounts	Shares	Amounts
Institutional
Shares sold	5,992,156	$122,874,797	9,850,609	$252,784,525
Shares issued in reinvestment of distributions	4,966,506	106,680,551	1,344,959	29,740,980
Shares redeemed	(5,257,506)	(108,315,628)	(7,162,337)	(178,686,650)

	5,701,156	$121,239,720	4,033,231	$103,838,855

Service(a)
Shares sold	—	$—	105,632	$2,153,609
Shares issued in reinvestment of distributions	—	—	54,683	960,783
Shares redeemed	—	—	(929,848)	(19,158,090)

	—	$—	(769,533)	$(16,043,698)

Investor A
Shares sold and automatic conversion of shares	1,856,607	$28,506,854	3,748,406	$65,418,531
Shares issued in reinvestment of distributions	3,762,589	51,133,587	963,890	14,696,167
Shares redeemed	(1,960,907)	(26,732,247)	(3,695,843)	(63,705,264)

	3,658,289	$52,908,194	1,016,453	$16,409,434

Investor C(b)
Shares sold	22,340	$134,456	547,291	$3,297,455
Shares issued in reinvestment of distributions	—	—	478,551	2,507,609
Shares redeemed and automatic conversion of shares	(1,993,947)	(12,371,803)	(1,169,674)	(6,906,531)

	(1,971,607)	$(12,237,347)	(143,832)	$(1,101,467)

Class K
Shares sold	730,569	$16,799,904	1,013,204	$25,552,313
Shares issued in reinvestment of distributions	319,402	6,860,754	44,687	988,033
Shares redeemed	(409,224)	(8,343,104)	(274,550)	(6,994,719)

	640,747	$15,317,554	783,341	$19,545,627

Class R
Shares sold	99,262	$1,271,697	240,341	$4,153,244
Shares issued in reinvestment of distributions	170,483	2,323,678	60,648	925,629
Shares redeemed	(203,993)	(2,922,201)	(430,792)	(7,207,400)

	65,752	$673,174	(129,803)	$(2,128,527)

	8,094,337	$177,901,295	4,789,857	$120,520,224

(a)	On July 6, 2021, the Fund’s issued and outstanding Service Shares converted into Investor A Shares.
(b)	On October 28, 2021, the Fund’s issued and outstanding Investor C Shares converted into Investor A Shares.

12.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Fund’s financial statements was completed through the date the financial statements were issued and the following item were noted:

Effective April 14, 2022, the 364-day credit agreement to which the Trust, on behalf of the Fund, and the Participating Funds are party was amended to (i) increase the aggregate commitment amount to $2.50 billion, (ii) update the interest terms at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum and (iii) extend the termination date to April 2023.

N O T E S T O F I N A N C I A L S T A T E M E N T S	33

Statement Regarding Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock FundsSM (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for BlackRock Advantage Small Cap Growth Fund (the “Fund”), a series of the Trust, which is reasonably designed to assess and manage the Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Fund, met on November 9-10, 2021 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain BlackRock funds, as the program administrator for the Fund’s Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of the Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing the Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish the Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to the Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing the Fund’s liquidity risk, as follows:

a)	The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether the Fund’s strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes (such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing. Derivative exposure was also considered in such calculation.

b)	Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish the Fund’s reasonably anticipated trading size (“RATS”). The Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)	Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered the terms of the credit facility committed to the Fund, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V). The Committee also considered other types of borrowing available to the Fund, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

34	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Additional Information

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Fund will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies, Procedures and Voting Records

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 441-7762; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

A D D I T I O N A L I N F O R M A T I O N	35

Additional Information  (continued)

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Fund and Service Providers

Investment Adviser and Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent and Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Custodian

The Bank of New York Mellon

New York, NY 10286

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Trust

100 Bellevue Parkway

Wilmington, DE 19809

36	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviation

CVR	Contingent Value Rights

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	37

Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

ASCG-3/22-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment

Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Section 302 Certifications are attached

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

2

(a)(4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

3

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock FundsSM

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock FundsSM

Date: May 20, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock FundsSM

Date: May 20, 2022

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of BlackRock FundsSM

Date: May 20, 2022

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